Share-based compensation expense - Schedule of Fair Value Assumptions For Options Granted (Details) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2022 USD ($) shares $ / shares	Mar. 31, 2021 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividends | $	$ 0	$ 0
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in USD per share)	$ 14.00	$ 27.32
Strike price (in USD per share)	$ 14.00	$ 27.32
Expected volatility	70.00%	85.00%
Award life | shares	6.08	5.5
Risk-free interest rate	146.00%	0.51%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in USD per share)	$ 19.69	$ 32.22
Strike price (in USD per share)	$ 19.69	$ 32.22
Award life | shares		6.08
Risk-free interest rate	1.73%	1.12%